UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21652

                    Fiduciary/Claymore MLP Opportunity Fund
                    ---------------------------------------
               (Exact name of registrant as specified in charter)

                             227 West Monroe Street
                               Chicago, IL 60606
                               -----------------
              (Address of principal executive offices) (Zip code)

                             Donald C. Cacciapaglia
                             227 West Monroe Street
                               Chicago, IL 60606
                               -----------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 827-0100

                      Date of fiscal year end: November 30

             Date of reporting period: July 1, 2014 - June 30, 2015

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Proxy Voting Record.

Registrant : Fiduciary/Claymore MLP Opportunity Fund

Fund Name : Fiduciary/Claymore MLP Opportunity Fund

Date of fiscal year end: 11/30



________________________________________________________________________________
ATLAS PIPELINE PARTNERS, L.P.
Ticker     Security ID:             Meeting Date          Meeting Status
APL        CUSIP 049392103          02/20/2015            Voted
Meeting Type                        Country of Trade
Special                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Approve Merger Agreement MGMT       For        For        For
2          14a Extraordinary        MGMT       For        For        For
            Transaction Ececutive
            Compensation


________________________________________________________________________________
BUCKEYE PARTNERS LP
Ticker     Security ID:             Meeting Date          Meeting Status
BPL        CUSIP 118230101          06/02/2015            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Election of Directors    MGMT       For        For        For
            -PIETER
            BAKKER

1.2        Election of Directors -  MGMT       For        For        For
            BARBARA M.
            BAUMANN

1.3        Election of Directors    MGMT       For        For        For
            -MARK C.
            MCKINLEY

1.4        Election of Directors -  MGMT       For        For        For
            DONALD W.
            NIEMIEC

2          Ratify Appointment of    MGMT       For        For        For
            Independent
            Auditors
________________________________________________________________________________
EL PASO PIPELLINE PARTNERS, L.P.
Ticker     Security ID:             Meeting Date          Meeting Status
EPB        CUSIP 283702108          11/20/2014            Voted
Meeting Type                        Country of Trade
Special                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Miscellaneous Corporate  MGMT       For        For        For
            Actions

2          Approve Motion to        MGMT       For        For        For
            Adjourn
            Meeting


________________________________________________________________________________
ENERGY TRANSFER PARTNERS, L.P.
Ticker     Security ID:             Meeting Date          Meeting Status
ETP        CUSIP 29273R109          11/20/2014            Voted
Meeting Type                        Country of Trade
Special                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Approve Stock            MGMT       For        For        For
            Compensation
            Plan

2          Approve Motion to        MGMT       For        For        For
            Adjourn
            Meeting


________________________________________________________________________________
GOLAR LNG PARTNERS LP
Ticker     Security ID:             Meeting Date          Meeting Status
GMLP       CUSIP Y2745C102          09/19/2014            Voted
Meeting Type                        Country of Trade
Annual                              Marshall Islands
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Election of Directors    MGMT       For        For        For
            (Majority
            Voting)


________________________________________________________________________________
KINDER MORGAN ENERGY PARTNERS, L.P.
Ticker     Security ID:             Meeting Date          Meeting Status
KMP        CUSIP 494550106          11/20/2014            Voted
Meeting Type                        Country of Trade
Special                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Approve Merger Agreement MGMT       For        For        For
2          Approve Motion to        MGMT       For        For        For
            Adjourn
            Meeting
________________________________________________________________________________
KINDER MORGAN INC.
Ticker     Security ID:             Meeting Date          Meeting Status
KMI        CUSIP 49456B101          05/07/2015            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Election of Directors    MGMT       For        For        For
            -RICHARD D.
            KINDER

1.2        Election of Directors -  MGMT       For        For        For
            STEVEN J.
            KEAN

1.3        Election of Directors    MGMT       For        For        For
            -TED A.
            GARDNER

1.4        Election of Directors    MGMT       For        For        For
            -ANTHONY W. HALL,
            JR.

1.5        Election of Directors -  MGMT       For        For        For
            GARY L.
            HULTQUIST

1.6        Election of Directors -  MGMT       For        For        For
            RONALD L. KUEHN,
            JR.

1.7        Election of Directors -  MGMT       For        For        For
            DEBORAH A.
            MACDONALD

1.8        Election of Directors -  MGMT       For        For        For
            MICHAEL
            MILLER

1.9        Election of Directors -  MGMT       For        For        For
            MICHAEL C.
            MORGAN


________________________________________________________________________________
KINDER MORGAN INC.
Ticker     Security ID:             Meeting Date          Meeting Status
KMI        CUSIP 49456B101          05/07/2015            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Election of Directors -  MGMT       For        For        For
            ARTHUR C.
            REICHSTETTER

1.11       Election of Directors -  MGMT       For        For        For
            FAYEZ
            SAROFIM

1.12       Election of Directors    MGMT       For        For        For
            -C. PARK
            SHAPER

1.13       Election of Directors    MGMT       For        For        For
            -WILLIAM A.
            SMITH

1.14       Election of Directors -  MGMT       For        For        For
            JOEL V.
            STAFF

1.15       Election of Directors -  MGMT       For        For        For
            ROBERT F.
            VAGT

1.16       Election of Directors    MGMT       For        For        For
            -PERRY M.
            WAUGHTAL

2          Amend Stock              MGMT       For        For        For
            Compensation
            Plan

3          Amend Cash/Stock Bonus   MGMT       For        For        For
            Plan

4          14A Executive            MGMT       For        For        For
            Compensation

5          Ratify Appointment of    MGMT       For        For        For
            Independent
            Auditors

6          Approve Charter          MGMT       For        For        For
            Amendment

7          S/H Proposal -           SHRHLD     For        Against    Against
            Environmental

8          S/H Proposal -           SHRHLD     For        Against    Against
            Environmental

9          S/H Proposal -           SHRHLD     For        Against    Against
            Environmental


________________________________________________________________________________
KINDER MORGAN MANAGEMENT, LLC
Ticker     Security ID:             Meeting Date          Meeting Status
KMR        CUSIP 49455U100          11/20/2014            Voted
Meeting Type                        Country of Trade
Special                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Approve Merger Agreement MGMT       For        For        For
2          Approve Motion to        MGMT       For        For        For
            Adjourn
            Meeting

3          Approve Merger Agreement MGMT       For        For        For
4          Approve Motion to        MGMT       For        For        For
            Adjourn
            Meeting


________________________________________________________________________________
KNOT OFFSHORE PARTNERS LP
Ticker     Security ID:             Meeting Date          Meeting Status
KNOP       CUSIP Y48125101          08/13/2014            Voted
Meeting Type                        Country of Trade
Annual                              Britain
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

2          Miscellaneous Corporate  MGMT       None       Against    N/A
            Actions











________________________________________________________________________________
MAGELLAN MIDSTREAM PARTNERS, L.P.
Ticker     Security ID:             Meeting Date          Meeting Status
MMP        CUSIP 559080106          04/23/2015            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Election of Directors    MGMT       For        For        For
            -ROBERT G.
            CROYLE

1.2        Election of Directors    MGMT       For        For        For
            -STACY P.
            METHVIN

1.3        Election of Directors -  MGMT       For        For        For
            BARRY R.
            PEARL

2          14A Executive            MGMT       For        For        For
            Compensation

3          Ratify Appointment of    MGMT       For        For        For
            Independent
            Auditors


________________________________________________________________________________
MARKWEST ENERGY PARTNERS LP
Ticker     Security ID:             Meeting Date          Meeting Status
MWE        CUSIP 570759100          06/03/2015            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Election of Directors -  MGMT       For        For        For
            FRANK M.
            SEMPLE

1.2        Election of Directors -  MGMT       For        For        For
            DONALD D.
            WOLF

1.3        Election of Directors -  MGMT       For        For        For
            MICHAEL L.
            BEATTY

1.4        Election of Directors -  MGMT       For        For        For
            WILLIAM A BRUCKMANN
            III

1.5        Election of Directors -  MGMT       For        For        For
            DONALD C.
            HEPPERMANN

1.6        Election of Directors    MGMT       For        For        For
            -RANDALL J.
            LARSON

1.7        Election of Directors -  MGMT       For        For        For
            ANNE E. FOX
            MOUNSEY

1.8        Election of Directors -  MGMT       For        For        For
            WILLIAM P.
            NICOLETTI

2          Ratify Appointment of    MGMT       For        For        For
            Independent
            Auditors



________________________________________________________________________________
OILTANKING PARTNERS L P
Ticker     Security ID:             Meeting Date          Meeting Status
OILT       CUSIP 678049107          02/13/2015            Voted
Meeting Type                        Country of Trade
Special                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Approve Merger Agreement MGMT       For        For        For

________________________________________________________________________________
OXFORD RESOURCE PARTNERS, LP
Ticker     Security ID:             Meeting Date          Meeting Status
OXF        CUSIP 691807101          12/23/2014            Voted
Meeting Type                        Country of Trade
Special                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Approve Charter          MGMT       For        For        For
            Amendment

1.2        Approve Charter          MGMT       For        For        For
            Amendment

1.3        Approve Charter          MGMT       For        For        For
            Amendment

2          Miscellaneous Corporate  MGMT       For        For        For
            Actions

3          Transact Other Business  MGMT       For        For        For

                                   SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Fiduciary/Claymore MLP Opportunity Fund
---------------------------------------

By:      /s/ Donald C. Cacciapaglia
         --------------------------
Name:    Donald C. Cacciapaglia
Title:   Chief Executive Officer
Date:    August 10, 2015